Ordinary Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 02, 2020	Jun. 18, 2020	Jun. 15, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)				$ 0.00025	$ 0.00025
Share capital, value authorized				$ 1,000	$ 1,000
Share capital, shares authorized				4,000,000,000	4,000,000,000
Ordinary shares, shares authorized				4,000,000,000	4,000,000,000
Mezzanine equity, shares authorized				1,219,469,778	1,219,469,778
Shares authorized, class to be determined						1,219,469,778
Par value, class to be determined (in dollars per share)				$ 0.00025	$ 0.00025
Ordinary shares, shares issued				1,407,962,120	1,067,467,877
Ordinary shares, shares outstanding				1,405,365,548	1,064,472,660
Class A Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)				$ 0.00025	$ 0.00025
Ordinary shares, shares authorized				2,500,000,000	2,500,000,000
Ordinary shares, shares issued				1,127,431,898	786,937,655
Common stock shares issued to depositary bank				31,710,637	47,985,539
Ordinary shares, shares outstanding				1,124,835,326	783,942,438
Class B Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)				$ 0.00025	$ 0.00025
Ordinary shares, shares authorized				132,030,222	132,030,222
Ordinary shares, shares issued				132,030,222	132,030,222
Ordinary shares, shares outstanding				132,030,222	132,030,222
Class C Ordinary Shares
Class of Stock [Line Items]
Ordinary shares, par value (in dollars per share)				$ 0.00025	$ 0.00025
Ordinary shares, shares authorized				148,500,000	148,500,000
Ordinary shares, shares issued				148,500,000	148,500,000
Ordinary shares, shares outstanding				148,500,000	148,500,000
American Depositary Shares
Class of Stock [Line Items]
Number of newly issued ordinary shares	101,775,000	82,800,000	82,800,000
Share issue price (in dollars per share)	$ 17.00	$ 5.95	$ 5.95